SCHEDULE OF BALANCE SHEET RELATED TO LEASES (Details) - USD ($)	Jul. 31, 2023	May 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Jul. 31, 2020	Nov. 01, 2018
Lease Obligations
Operating	$ 510,745	$ 271,396	$ 277,381	$ 332,997	$ 411,287	$ 80,171
Finance	43,552		74,324	41,040
Total Lease Assets	554,297		351,705	374,037
Operating	125,863		50,055	58,625
Finance	66,403		62,979	52,362
Operating	384,882		227,326	274,372
Finance	28,756		78,955	74,826
Total Lease Liabilities	$ 605,904		$ 419,315	$ 460,185